Joint Venture	12 Months Ended
Dec. 31, 2018
Disclosure Of Joint Ventures [Abstract]
Joint Venture
5.	JOINT VENTURE

On March 28, 2016, the Company entered into an agreement with SQM POTASIO S.A. (“SQM”) to form a 50/50 joint venture on the Cauchari-Olaroz project in Jujuy, Argentina (“Joint Venture”). On October 31, 2018 the Company completed several transactions (together, the “Transaction”), pursuant to which, among other things, a subsidiary of SQM sold its interest in Minera Exar to a subsidiary of Ganfeng Lithium Co., Ltd. (“Ganfeng”). As a result of the Transaction, Lithium Americas’ interest in Minera Exar increased from 50% to 62.5% with Ganfeng holding the remaining 37.5% interest. In connection with the Transaction, Ganfeng provided Lithium Americas with a new $100,000 unsecured, limited recourse, subordinated loan facility. In addition, Ganfeng provided a loan to Minera Exar which was used to repay $25,000 of its outstanding indebtedness to the Company.  Upon closing the Transaction, restricted cash of $833 was released to the Company. As part of the Transaction, the Company and Ganfeng established Exar Capital B.V. in the Netherlands as a jointly controlled entity to provide further financing to Minera Exar for the purpose of advancing the construction of the Cauchari-Olaroz project. Both Minera Exar S.A. and Exar Capital B.V. are accounted for as a Joint Venture.

The Joint Venture is governed by a Shareholders Agreement which provides for, among other things, (i) the formation of a management committee at Minera Exar (the “Exar Management Committee”) comprised of three representatives of the Company and two representatives of Ganfeng; (ii) the composition of the board of directors of Exar Capital B.V. and Minera Exar, being three representatives of the Company and two representatives of Ganfeng; (iii) the review and approval by the Exar Management Committee of programs and budgets and other key decisions; and (iv) the right of each party to purchase its pro rata share of the production.

Effective July 1, 2017, the Joint Venture’s Cauchari-Olaroz project entered the development phase.  Accordingly, all costs directly attributable to the project are capitalized.

5.	JOINT VENTURE (continued)

Investment in Joint Venture

The changes in investment in the Joint Venture since initial contribution are as follows:

	Minera Exar S.A.	Exar Capital B.V.	Total
	$	$	$
Investment in Joint Venture – December 31, 2016	13,136	-	13,136
Share of loss of Joint Venture	(4,850)	-	(4,850)
Translation adjustment	(2,127)	-	(2,127)
Contribution to Joint Venture	13,717	-	13,717
Elimination of unrealized interest on loans to Joint Venture	(239)	-	(239)
Investment in Joint Venture – December 31, 2017	19,637	-	19,637
Share of loss of Joint Venture	(1,077)	730	(347)
Contribution to Joint Venture	11,403	7,390	18,793
Return of the investment as part of the Transaction	(8,004)	-	(8,004)
Increase in Company's share as part of the Transaction	6,104	-	6,104
Elimination of unrealized gain on intercompany transactions	(833)	(68)	(901)
Investment in Joint Venture – December 31, 2018	27,230	8,052	35,282

Pursuant to the Transaction Minera Exar repaid $8,004 to the Company, $427 of this amount is recorded in accounts receivable at the year end. In addition, the Company’s equity ownership in Minera Exar increased by 12.5% with a corresponding $6,104 gain recognized in the statement of comprehensive loss.

As part of the Transaction, the Company contributed $1,563 to Exar Capital B.V. which was provided as a loan to Minera Exar and then used such funds to repay pre-Transaction loan balances with the Company.

The Company’s contribution to Exar Capital B.V. includes $5,827 representing the difference between the face value and the fair value of non-interest-bearing loans provided to fund the construction of the Cauchari-Olaroz project.

5.	JOINT VENTURE (continued)

Investment in Joint Venture (continued)

The following amounts represent the amounts presented in the financial statements of Minera Exar. They have been amended to reflect modifications for differences in accounting policies.

	December 31, 2018	December 31, 2017
	$	$
Current assets
Cash and cash equivalents	2,668	9,198
Other current assets	2,854	2,410
Total current assets	5,522	11,608
Non-current assets	148,479	66,821
Current liabilities	(8,783)	(13,189)
Non-current liabilities	(96,459)	(26,323)
Net assets	48,759	38,917

Summarized statement of loss from operations	For the years ended
	December 31, 2018	December 31, 2017
	$	$
Exploration expenditures	-	8,898
Depreciation	-	213
Other expense	2,154	589
Net loss	2,154	9,700

The following amounts represent the amounts presented in the financial statements of Exar Capital B.V.

December 31, 2018
$
Current assets
Cash and cash equivalents	395
Other current assets	13
Total current assets	408
Non-current assets - loans granted to Minera Exar S.A.	69,453
Current liabilities - loans from Lithium Americas and Ganfeng	(65,869)
Other current liabilities	(167)
Net assets	3,825
5.	JOINT VENTURE (continued)

Investment in Joint Venture (continued)

Loans from Lithium Americas and Ganfeng are presented as current liabilities in Exar Capital B.V. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

Summarized statement of loss from operations	For the year ended December 31, 2018
$
Interest income on loans from Minera Exar S.A.	1,353
General and administrative expenses	(28)
Net income	1,325

Reconciliation of Summarized Financial Information to Carrying Value

	Minera Exar S.A.	Exar Capital B.V.
	$	$
Opening net assets	38,917	-
Equity contribution	20,000	2,500
Return of the investment as part of the Transaction	(8,004)	-
Net (loss)/income	(2,154)	1,325
Closing net assets, December 31, 2018	48,759	3,825
Company's share of net assets (62.5%)	30,474	2,391
50% of return of the investment as part of the Transaction	(4,002)	-
Elimination of unrealized gain on intercompany transactions and other	(1,072)	(166)
Joint Venture expenditures incurred by the Company	1,830	-
Difference between the face value and the fair value of loans to Exar Capital B.V.	-	5,827
Carrying value	27,230	8,052

Loans to Joint Venture

The Company has entered into the following loan agreements with Minera Exar and Exar Capital B.V., terms of which are summarized below:

$
Loans granted to Minera Exar in 2017, maturity 7 years, interest rate LIBOR+7.57%	11,000
Accrued interest	479
Loans to Joint Venture, at December 31, 2017	11,479
Loans granted to Minera Exar in 2018, maturity 7 years, interest rate LIBOR+7.57%	16,500
Repayment of principal and accrued interest as part of the Transaction	(18,740)
Accrued interest	1,697
Loans granted to Exar Capital B.V.	7,500
Difference between the face value and the fair value of loans to Exar Capital B.V.	(5,827)
Loans to Joint Venture, at December 31, 2018	12,609

5. JOINT VENTURE (continued)

The interest on the loans to Minera Exar is accrued semi-annually on a non–compounding basis. The proceeds from the loans were used by Minera Exar for mining exploration or mining construction and development purposes.

The loans to Exar Capital B.V. are non-interest bearing. The loans are accounted for initially at fair value and subsequently at amortized cost. The fair value of the loans at inception was calculated using discounted cash flow technique applying market interest rates. The difference between the face value and the fair value of $5,827 was recognized as part of Investment in Joint Venture.

5.	JOINT VENTURE (continued)

Joint Venture Commitments and Contingencies

As at December 31, 2018, the Joint Venture’s commitments and contingencies are as follows:

•	Annual royalty of $200 due in May of every year and expiring in 2041;
•

Aboriginal programs agreements with six communities located in the Cauchari-Olaroz project area have terms from five to thirty years.  The annual fees due are $257 between 2019 and 2021 and $416 between 2021 and 2059, assuming that these payments will be extended for the life of the project.  These payments will be incurred only if the Joint Venture starts production.

•	Commitments related to a contract for construction of ponds of $30,212.

Los Boros Option Agreement

On September 11, 2018 the Joint Venture exercised a purchase option agreement (“Option Agreement”) with Grupo Minero Los Boros (“Los Boros”), entered into on March 28, 2016, for the transfer of title to the Joint Venture for certain mining properties that comprised a portion of the Cauchari-Olaroz project.

Under the terms of the Option Agreement, the Joint Venture paid $100 upon signing and exercised the purchase option for the total consideration of $12,000 to be paid in sixty quarterly instalments of $200. The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: the third anniversary of the purchase option exercise date or the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent. As security for the transfer of title to the mining properties, Los Boros granted to the Joint Venture a mortgage over those mining properties for $12,000. In accordance with the Option Agreement, on November 27, 2018 Minera Exar paid Los Boros a $300 royalty which was due within 10 days of the commercial plant construction start date.

According to the Option Agreement, a 3% net profit interest royalty will have to be paid to Los Boros by the Joint Venture for 40 years, payable in Argentinian pesos, annually within the 10 business days after calendar year end.

The Joint Venture can cancel the first 20 years of net profit interest royalties in exchange for a one-time payment of $7,000 and the next 20 years for an additional payment of $7,000.

JEMSE Arrangement

During 2012 Minera Exar granted a conditional right to Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the government of Jujuy Province in Argentina, to acquire an 8.5% equity interest in Minera Exar for one US dollar and the provision of management services as required to develop the project.

If the conditions are met and it exercises its right, JEMSE will be required to provide its pro rata (8.5%) share of the financing requirements for the construction of the Cauchari-Olaroz project.  These funds will be loaned to JEMSE by the shareholders of Minera Exar and will be repayable out of one‑third of the dividends to be received by JEMSE over future years from the project. The distribution of dividends to JEMSE and other shareholders in the project will only be considered once all annual commitments related to the project debt have been met.